FAIR VALUE MEASUREMENTS - Fair value of warrant liabilities (Details)	7 Months Ended
Dec. 31, 2020 USD ($)
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value as of March 31, 2021	$ 13,580,000
Estimated fair value of public warrant transferred from Level 3 to Level 1	12,700,197
Private Placement Warrants
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value as of January 1, 2021	0
Initial measurement on September 9, 2020	7,372,000
Change in valuation inputs or other assumptions	6,208,000
Fair value as of March 31, 2021	13,580,000
Public Warrants
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value as of January 1, 2021	0
Initial measurement on September 9, 2020	12,700,197
Change in valuation inputs or other assumptions	10,694,902
Fair value as of March 31, 2021	23,395,099
Warrants
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value as of January 1, 2021	0
Initial measurement on September 9, 2020	20,072,197
Change in valuation inputs or other assumptions	16,902,902
Fair value as of March 31, 2021	$ 36,975,099